Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000004009
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,512		$ 11,189		$ 11,758		$ 11,463		$ 11,935		$ 12,185		$ 12,535		$ 12,492		$ 12,380		$ 11,679		$ 11,876		$ 11,589		$ 12,441		$ 12,856		$ 12,545		$ 12,899		$ 10,841		$ 12,129		$ 12,446		$ 13,494		$ 12,933		$ 13,510		$ 13,426	$ 13,163	$ 12,066	$ 10,363	$ 9,826	$ 10,885	$ 11,054	$ 11,337	$ 11,080	$ 12,328	$ 12,549	$ 12,600	$ 13,325	$ 13,089	$ 13,362	$ 13,737	$ 14,433	$ 14,939
C000159127
Account Value [Line Items]
Accumulated Value			10,000		10,505		11,175		11,725		11,431		11,894		12,135		12,474		12,422		12,302		11,597		11,784		11,490		12,326		12,727		12,410		12,750		10,708		11,971		12,275		13,298		12,724		13,295		13,204	12,936	11,854	10,177	9,633	10,681	10,841	11,101	10,858	12,076	12,287	12,332	13,036	12,800	13,061	13,423	14,096	14,582
C000159128
Account Value [Line Items]
Accumulated Value			500,000		525,778		559,893		588,629		574,075		598,426		610,741		628,427		626,476		621,051		586,010		596,614		582,367		624,848		645,883		630,460		648,433		545,072		610,118		626,290		679,333		650,672		680,015		676,701	663,732	608,168	523,151	496,383	550,326	559,204	573,236	561,315	625,014	635,947	639,659	676,981	665,445	679,789	699,454	735,501	761,874
C000219336
Account Value [Line Items]
Accumulated Value	$ 9,573	$ 10,000		$ 10,744		$ 11,050		$ 12,007		$ 11,523		$ 12,075		$ 12,029		$ 11,820		$ 10,851		$ 9,343		$ 8,882		$ 9,875		$ 10,052		$ 10,322		$ 10,126		$ 11,280		$ 11,510		$ 11,585		$ 12,294		$ 12,094		$ 12,375		$ 12,768		$ 13,447		$ 13,951
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value			10,000		10,504		11,031		11,477		11,015		11,441		11,697		12,006		12,145		11,933		11,510		11,775		11,627		12,436		12,943		13,138		13,376		11,586		13,006		13,308		14,079		13,440		13,985		13,888	13,826	12,441	11,018	10,515	11,367	11,579	11,832	11,568	12,628	12,885	12,924	13,720	13,454	13,756	14,213	14,888	15,377
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value			10,000		10,504		11,031		11,477		11,015		11,441		11,697		12,006		12,145		11,933		11,510		11,775		11,627		12,436		12,943		13,138		13,376		11,586		13,006		13,308		14,079		13,440		13,985		13,888	13,826	12,441	11,018	10,515	11,367	11,579	11,832	11,568	12,628	12,885	12,924	13,720	13,454	13,756	14,213	14,888	15,377
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 525,205		$ 551,545		$ 573,835		$ 550,758		$ 572,049		$ 584,868		$ 600,276		$ 607,238		$ 596,645		$ 575,502		$ 588,760		$ 581,370		$ 621,791		$ 647,137		$ 656,875		$ 668,782		$ 579,287		$ 650,319		$ 665,377		$ 703,949		$ 671,996		$ 699,269		$ 694,376	$ 691,310	$ 622,031	$ 550,910	$ 525,748	$ 568,373	$ 578,959	$ 591,612	$ 578,401	$ 631,411	$ 644,264	$ 646,216	$ 685,986	$ 672,681	$ 687,776	$ 710,642	$ 744,401	$ 768,873
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value	$ 9,768	$ 10,000		$ 10,966		$ 11,219		$ 11,870		$ 11,331		$ 11,791		$ 11,708		$ 11,657		$ 10,489		$ 9,289		$ 8,865		$ 9,584		$ 9,762		$ 9,976		$ 9,753		$ 10,647		$ 10,863		$ 10,896		$ 11,567		$ 11,343		$ 11,597		$ 11,983		$ 12,552		$ 12,965